Eagle Point Income Company Inc.

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In July 2023, Eagle Point Income Company Inc. (the “Registrant”) issued 7.75% Series B Term Preferred Stock due 2028 (“Series B Term Preferred Stock”).  A description of the terms of the Series B Term Preferred Stock is included under the headings “Description of the Series B Term Preferred Stock” and “Additional U.S. Federal Income Tax Matters” in the Registrant’s prospectus dated July 20, 2023 and filed with the Securities and Exchange Commission on July 24, 2023 (SEC Accession No. 0001104659-23-083146), which description is incorporated by reference herein.